Document and Entity Information Document	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	EOG RESOURCES, INC
Entity Central Index Key	0000821189
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9743
Entity Tax Identification Number	47-0684736
Entity Address, Address Line One	1111 Bagby
Entity Address, Address Line Two	Sky Lobby 2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	651-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false